Interest in associates and joint ventures - Share of profit in associates and joint ventures (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of associates [line items]
Share of profit in associates and joint ventures	[1]		$ 2,807	$ 2,723	[2]	$ 3,046
Bank of Communications Co., Limited
Disclosure of associates [line items]
Share of profit in associates and joint ventures			2,250	2,377
Impairment		$ (3,000)	(3,000)	0
Saudi Awwal Bank
Disclosure of associates [line items]
Share of profit in associates and joint ventures			538	342
Other associates and joint ventures
Disclosure of associates [line items]
Share of profit in associates and joint ventures			$ 19	$ 4

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.